MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2022 (Unaudited)

Mutual Funds (84.4%)	Shares	Value

MFS International Intrinsic Value Class I	9,960	$ 486,629
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	458,710
Vanguard International Growth Adm Class	3,800	442,244
Artisan Developing World Inv Class	21,871	385,590
Cohen & Steers Real Estate Securities Class I	17,507	360,997
MFS Global Real Estate Class R6	17,113	357,318
Vanguard Materials Index Adm Class	3,535	349,410
Brown Capital Management International Small Co Inv Class	13,961	329,892
Artisan International Small Mid Inv Class	18,090	323,082
AllianzGI Water Class I	15,139	294,305
WCM Focused International Growth Class I	12,082	276,440
Fidelity International Capital Appreciation	11,099	274,269
Wasatch Emerging Markets Select Class I	14,285	273,835
Driehaus Emerging Markets Small Cap Growth	12,658	254,304
Virtus KAR Emerging Markets Small Cap Class I	18,131	250,564
Fidelity Pacific Basin	7,110	238,479
T Rowe Price Global Industrials	11,962	203,110

Total Mutual Funds (Cost $ 4,526,078)		5,559,178

Short-Term Securities (14.9%)

Fidelity Institutional Money Market (Cost $ 982,758)		982,758

Total Short-term Securities		982,758

Total Investments in Securities (Cost $ 5,508,836) (99.3%)		6,541,936

Net Other Assets and Liabilities (0.7%)		49,032

Net Assets (100%)		$ 6,590,968

As of March 31, 2022, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,526,078
Unrealized appreciation	1,093,181
Unrealized depreciation	60,081
Net unrealized appreciation (depreciation)	1,033,100

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

March 31, 2022 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 5,559,178	-	-	$ 5,559,178
Short Term Investments	982,758	-	-	982,758
Total Investments in Securities	$ 6,541,936	-	-	$ 6,541,936

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.